Average Annual Total Returns			12 Months Ended	60 Months Ended	82 Months Ended	88 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BlueStar Quantum Computing and Machine Learning Index® (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		BlueStar® Quantum Computing and Machine Learning Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			37.04%	23.27%		24.04%
S&P 500® TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® TR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%	14.42%	15.85%	14.29%
BlueStar Connective Technologies Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[2]	BlueStar® Connective Technologies Index1,2(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1],[2]		35.28%	15.20%	16.27%
Defiance Quantum ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			36.35%	22.62%		23.41%
Performance Inception Date		Sep. 04, 2018
Defiance Quantum ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			35.91%	22.33%		23.15%
Defiance Quantum ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			21.66%	18.51%		19.83%
Defiance Space and Connective Tech ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			34.76%	15.03%	16.04%
Performance Inception Date		Mar. 04, 2019
Defiance Space and Connective Tech ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			34.55%	14.72%	15.73%
Defiance Space and Connective Tech ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			20.69%	12.02%	13.14%

[1]	Effective June 29, 2026, the Fund’s investment objective changed to track the performance, before fees and expenses, of the BlueStar® Space and Connective Technologies Index. Effective September 23, 2024, the Fund’s investment objective changed to track the performance, before fees and expenses, of the BlueStar® Connective Technologies Index. Prior to September 23, 2024, the Fund’s investment objective was to track the total return performance, before fees and expenses, of the BlueStar 5G Communications Index. Performance shown for periods prior to September 23, 2024, is that of the BlueStar 5G Communications Index.
[2]	Performance shown for periods prior to September 23, 2024, is that of the BlueStar 5G Communications Index.